Other receivables, prepayments and deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other receivables, prepayments and deposits
Prepayments	$ 7,108	$ 22,329
Interest receivables	2,936	807
Value-added tax receivables	2,166	1,491
Deposits	1,065	1,214
Dividend receivables		26,246
Others	1,614	1,129
Total	14,889	53,216
Allowance for credit losses of other receivables, prepayments and deposits	$ 0	$ 0